Document and Entity Information	3 Months Ended
Apr. 30, 2021
Cover [Abstract]
Entity Registrant Name	LIBERTY STAR URANIUM & METALS CORP.
Entity Central Index Key	0001172178
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false